UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                      FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.):       [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Quaker Capital Management Corporation
Address:        601 Technology Drive, Suite 310
                Canonsburg, PA 15317

13F File Number:     028-03862

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Andrew I. Clark
Title:          Chief Compliance Officer
Phone:          412-281-1948

Signature, Place, and Date of Signing:

   /s/  Andrew I. Clark       Canonsburg, Pennsylvania        August 14, 2009

Report Type (Check only one.):

[X  ]           13F HOLDINGS REPORT

[   ]           13F NOTICE

[   ]           13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:         NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         62

Form 13F Information Table Value Total:         $479,950,224

List of Other Included Managers:

NONE
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
       Name of Issuer        Class  CUSIP        Value ($)   Shares     InvDscn  Oth  VoteSole  VoteShd.

3M Company                   Com    88579Y101    11,716,194    194,945  Sole            91,300   103,645
Acergy S.A.                  Com    00443E104     1,497,914    152,227  Sole                 0   152,227
American Eagle Outfitters    Com    02553E106     5,474,027    386,311  Sole           132,000   254,311
American Express Company     Com    025816109    19,996,672    860,442  Sole           537,050   323,392
Armstrong World Industries I Com    04247X102     6,662,191    404,014  Sole           153,300   250,714
Bank of New York Mellon Corp Com    064058100     8,147,564    277,979  Sole           162,200   115,779
Barrick Gold Corp.           Com    067901108     9,325,725    277,965  Sole            82,600   195,365
Calamp Corp.                 Com    128126109       819,660  1,024,575  Sole         1,024,575         0
Capital One Financial        Com    14040H105     7,956,968    363,664  Sole           197,400   166,264
Ceragon Networks Ltd         Com    M22013102     2,874,768    433,600  Sole           433,600         0
Charming Shoppes Inc         Com    161133103    11,971,518  3,218,150  Sole         1,147,200 2,070,950
Cisco Systems                Com    17275R102    14,965,581    802,444  Sole           336,500   465,944
Clearwire Corp.              Com    18538Q105    22,983,642  4,156,174  Sole         3,535,300   620,874
Cogent Communications Group  Com    19239V302     3,722,105    456,700  Sole           456,700         0
Corning Inc.                 Com    219350105    17,338,134  1,079,585  Sole           715,400   364,185
Dana Holding Corp            Com    235825205     1,717,784  1,342,019  Sole           774,200   567,819
DDI Corp.                    Com    233162502       245,073     54,100  Sole            54,100         0
Dish Network Corp.           Com    25470M109    19,798,893  1,221,400  Sole           793,700   427,700
Domtar Inc.                  Com    257559203     3,401,851    205,178  Sole           156,958    48,220
Dress Barn Inc.              Com    261570105     4,660,399    325,902  Sole                 0   325,902
East West Bancorp Inc.       Com    27579R104        64,900     10,000  Sole                 0    10,000
Ebay Inc.                    Com    278642103    26,656,128  1,556,108  Sole           839,600   716,508
EMC Corp.                    Com    268648102       613,080     46,800  Sole                 0    46,800
Fairchild Semiconductor      Com    303726103     5,363,427    767,300  Sole           767,300         0
FiberTower Corp.             Com    31567R100       280,388    560,776  Sole                 0   560,776
First Marblehead Corp.       Com    320771108       378,932    187,590  Sole                 0   187,590
Gannett Co. Inc              Com    364730101       571,739    160,151  Sole                 0   160,151
General Electric             Com    369604103     8,848,551    754,996  Sole           440,000   314,996
HSN Inc.                     Com    404303109     9,903,424    936,937  Sole           541,890   395,047
JP Morgan Chase & Co.        Com    46625H100    18,789,221    550,842  Sole           346,000   204,842
Knoll Inc                    Com    498904200     1,146,968    151,315  Sole                 0   151,315
Liberty Media Entertainment  Com    53071M500    13,035,127    488,207  Sole           150,500   337,707
Methode Electronics Inc.     Com    591520200     4,062,123    578,650  Sole           249,300   329,350
Microsoft Corp.              Com    594918104     5,449,130    229,244  Sole                 0   229,244
Monster Worldwide Inc.       Com    611742107    11,116,399    941,270  Sole           565,300   375,970
Municipal Mtg & Eqty         Com    62624B101        92,344    288,575  Sole                 0   288,575
NCR Corp.                    Com    62886E108    23,564,295  1,991,910  Sole         1,234,900   757,010
Newell Rubbermaid Inc.       Com    651229106       744,315     71,500  Sole            67,300     4,200
Nighthawk Radiology Inc.     Com    65411N105     4,183,590  1,130,700  Sole         1,130,700         0
Nokia Corp.                  Com    654902204     4,883,425    334,940  Sole                 0   334,940
Noven Pharmaceutical Inc.    Com    670009109    15,329,943  1,072,024  Sole           575,600   496,424
Penn National Gaming         Com    707569109     7,847,911    269,595  Sole           143,200   126,395
Performance Technologies Inc Com    71376K102     4,702,639  1,594,115  Sole         1,594,115         0
PNC Financial Services Group Com    693475105     5,545,949    142,900  Sole            58,300    84,600
Precision Castparts Corp.    Com    740189105     2,448,842     33,532  Sole                 0    33,532
QLT Inc.                     Com    746927102     3,700,672  1,745,600  Sole         1,745,600         0
Schering Plough Corp         Com    806605101    14,507,002    577,508  Sole           266,700   310,808
Southwest Airlines Co.       Com    844741108     2,582,974    383,800  Sole           383,800         0
Spectrum Control             Com    847615101       873,664     99,280  Sole                 0    99,280
Sprint Nextel                Com    852061100    17,480,023  3,634,100  Sole         2,615,200 1,018,900
Time Warner Cable Inc.       Com    88732J207     5,725,746    180,794  Sole           101,123    79,671
Time Warner Inc.             Com    887317303    18,145,542    720,347  Sole           402,865   317,482
Tollgrade Communications     Com    889542106       588,546    112,318  Sole            66,100    46,218
TTM Technologies             Com    87305R109     1,597,572    200,700  Sole           200,700         0
Tyco International Ltd.      Com    H89128104     7,246,965    278,944  Sole           184,500    94,444
US Bancorp                   Com    902973304    20,346,332  1,135,398  Sole           689,200   446,198
Wal-Mart Stores              Com    931142103     4,777,326     98,624  Sole                 0    98,624
Walt Disney Co.              Com    254687106     3,509,649    150,435  Sole                 0   150,435
Wells Fargo & Co             Com    949746101    13,380,603    551,550  Sole           545,100     6,450
Wells Fargo 7.5% Pfd L       Com    949746804     6,724,053      8,566  Sole                 0     8,566
Winn-Dixie Stores            Com    974280307     6,554,846    522,715  Sole           404,050   118,665
WSFS Financial               Com    929328102     1,309,256     47,941  Sole                 0    47,941

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